Other Receivables and Other Current Assets (Tables)	6 Months Ended
Apr. 30, 2024
Other Receivables and Other Current Assets [Abstract]
Schedule of Other Receivables and Other Current Assets
	April 30,	October 31,
	2024	2023
Deposits placed on cars	-	197,002
Excess input VAT credits	622	7,612
Prepaid expense	50,554,537	38,493
Cash advances to employees	12,412	1,273,224
Total	50,567,571	1,516,331